Financial Instrument Risk Management - Maximum Exposure to Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk | Loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,175	$ 2,460